Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

December 18, 2000

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of short-term, high-quality California tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term, high-quality California tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The total returns shown here are for Institutional Service Shares, which is another class of shares offered by California Municipal Cash Trust. Institutional Service Shares are not offered in this prospectus for the Fund's Cash II Shares. The total returns for Institutional Service Shares are disclosed here because Cash II Shares have only been offered since December 18, 2000. These total returns would be substantially similar to the annual returns for Cash II Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Cash II Shares will exceed those of Institutional Service Shares.

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.44%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.35% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarters ended March 31, 1993 and March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Fund
1 Year	2.77%
5 Years	3.11%
10 Years	3.15%

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.83%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.20%
Shareholder Services Fee	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.09%

1 Although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts during the fiscal year ending October 31, 2001. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ended October 31, 2001.

Total Waivers of Fund Expenses	0.44%
Total Actual Annual Fund Operating Expenses (after waivers)	0.65%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending October 31, 2001.

3 The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$111

3 Years	$347

5 Years	$601

10 Years	$1,329

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990s (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon, 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Cash II Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is October 31. As the Fund's Cash II Shares have been in existence for less than one year, financial information is not yet available.

A Statement of Additional Information (SAI) dated December 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders when it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N179

25982 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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December 18, 2000


INSTITUTIONAL SERVICE SHARES


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of short-term, high-quality California tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4


What are the Principal Securities in Which the Fund Invests? 4


What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6


How is the Fund Sold? 7


How to Purchase Shares 7

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How to Redeem Shares 9


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Account and Share Information 11


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Who Manages the Fund? 12


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Financial Information 13



Report of Ernst & Young LLP, Independent Auditors 28

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in short-term, high-quality California tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]


Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.44%.



Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.35% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarters ended March 31, 1993 and March 31, 1994).

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Average Annual Total Return Table


The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	2.77%
5 Years	3.11%
10 Years	3.15%


The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.83%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


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Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser waived certain amounts during the fiscal year ended October 31, 2000. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waivers of Fund Expenses	0.39%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$91

3 Years	$284

5 Years	$493

10 Years	$1,096

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990's (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers three share classes: Institutional Service Shares, Institutional Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.

Year Ended October 31	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.28%	2.71%	3.05%	3.19%	3.22%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.46%	0.49%

Net investment income	3.22%	2.68%	2.99%	3.13%	3.17%

Expense waiver/reimbursement[3]	0.39%	0.41%	0.43%	0.49%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$575,278	$482,813	$363,202	$234,764	$132,159

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		California--92.5%
$8,900,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,900,000
9,010,000		ABAG Finance Authority for Non-Profit Corporations, Series 1998, Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	9,010,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 1999, Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 2000, Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	10,000,000
3,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10, Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1998-17, Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
24,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-7, Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	24,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-8, 3.75% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 11/1/2000	4,356,000
2,600,000		California Educational Facilities Authority, Floater Certificates, Series 1998-147, Weekly VRDNs (University of Southern California)/(Morgan Stanley, Dean Witter & Co. LIQ)	2,600,000
8,780,000		California HFA, Variable Rate Certificates, Series 1998E, Weekly VRDNs (Bank of America, N.A. LIQ)	8,780,000
4,655,000		California State, CDC Municipal Products, Inc., Series 1996L, Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations, Paris LIQ)	4,655,000
25,000,000		California State, GO Tax Exempt Notes, 3.80% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 12/12/2000	25,000,000
10,000,000		California State, GO Tax Exempt Notes, 3.90% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/9/2000	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		California State, GO Tax Exempt Notes, 3.95% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/10/2000	$20,000,000
9,645,000	[2]	California State, PT-1194, 3.85% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 10/25/2001	9,645,000
7,725,000		California State, Trust Receipts, Series 2000 FR/RI-A10 Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, Series 2000 FR/RI-A17, 3.80% TOBs (FGIC INS)/(Bank of New York, New York LIQ), Optional Tender 12/6/2000	18,000,000
12,640,000		California State, Trust Receipts, Series 2000 FR/RI-L14, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	12,640,000
6,320,000		California State, Trust Receipts, Series 2000 FR/RI-L15 Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,320,000
2,700,000		California State Public Works Board, Variable Rate Certificates, Series 2000B, Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, Series 1999E, Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
4,015,000		California Statewide Communities Development Authority, Series 2000, Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,015,000
1,780,000		California Statewide Communities Development Authority, Series 2000A, Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Banque Nationale de Paris LOC)	1,780,000
2,500,000		California Statewide Communities Development Authority, Series A, Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,500,000
12,729,000		Clipper Tax-Exempt Trust (California Non-AMT), Series A, Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	12,729,000
6,000,000		Compton, CA, Solid Waste Management Facilities, Series 2000, Weekly VRDNs (Union Bank of California LOC)	6,000,000
23,900,000		East Bay Municipal Utility District, CA, 4.15% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 11/9/2000	23,900,000
12,315,000		Encinitas, CA, Community Facilities District, Series 2000 FR/RI A5, Weekly VRDNs (Encinitas Ranch Public Improvements)/ (Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	12,315,000
4,500,000		Grand Terrace, CA, Community Redevelopment Agency, Series 1985A, Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	4,500,000
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, Series 1998-CMC2, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	10,000,000
11,000,000		Los Angeles County, CA, Series A, 5.00% TRANs, 6/29/2001	11,074,829
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$15,000,000		Los Angeles, CA, Department of Water & Power, Series 2000 B, Weekly VRDNs	$15,000,000
2,500,000		Los Angeles, CA, Department of Water & Power, Series 2000 E, Weekly VRDNs	2,500,000
1,875,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 2nd Issue, 9.00% Bonds, 6/1/2001	1,928,540
6,500,000		Los Angeles, CA, Unified School District, 2000-2001 TRANS, Trust Receipts, Series 2000 FR/RI-L13, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,500,000
15,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/8/2000	15,000,000
3,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/18/2000	3,000,000
12,500,000		Los Angeles, CA, Wastewater System, Revenue Bonds, Series 1991-D, 6.70% Bonds (United States Treasury PRF), 12/1/2000	12,777,794
11,000,000		Los Angeles, CA, TRANs, Trust Receipts, Series 2000 FR/RI-N8, Weekly VRDNs (Bank of New York LIQ)	11,000,000
3,000,000		Los Altos, CA, Union High School District, 5.00% TRANs, 7/5/2001	3,013,564
2,475,000		Milpitas, CA, Unified School District, 4.75% TRANs, 7/5/2001	2,482,678
17,200,000		Monterey Peninsula, CA, Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	17,200,000
6,440,000		Northern California Power Agency, Trust Receipts, Series 1999 SSP-35, Weekly VRDNs (MBIA INS)/(Chase Manhattan Bank N.A., New York LIQ)	6,440,000
3,300,000		Oakland, CA, MERLOTS, Series 2000M, Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,300,000
6,000,000		Oceanside, CA, Community Development Commission, Series 1985, Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, Issue 1998I, Weekly VRDNs (Oasis Martinique)/(FNMA LOC)	11,900,000
13,600,000		Orange County, CA IDA, Series 1991A, Weekly VRDNs (Casden Lakes LP)/(Federal Home Loan Mortgage Corp. LOC)	13,600,000
9,000,000		Orange County, CA IDA, Series 1999B, Weekly VRDNs (Riverbend Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
43,795,002		PBCC LeaseTOPS Trust (California Non-AMT), Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	43,795,002
6,960,378	[2]	PBCC LeaseTOPS Trust (California Non-AMT), Series 1999-1, 4.25% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 1/24/2001	6,960,378
6,375,000		Peninsula Corridor Joint Powers Board, CA, 4.40% GANs, 7/25/2001	6,383,898
4,000,000		Placer, CA, Union High School District, 4.50% TRANs, 10/1/2001	4,017,706
2,500,000		Ravenswood, CA, City School District, 4.90% TRANs, 7/5/2001	2,510,492
10,000,000		Regents of University of California, Series A, 3.60% CP, Mandatory Tender 11/21/2000	10,000,000
2,000,000		Regents of University of California, Series A, 3.75% CP, Mandatory Tender 12/13/2000	2,000,000
3,455,000		Riverside, CA, Municipal Securities Trust Receipts, Series 1998-CMC5, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	3,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$11,150,000		Riverside County, CA, School Financing Authority, Trust Receipts, Series 2000 FR/RI-N9, Weekly VRDNs (Bank of New York LIQ)	$11,150,000
2,525,000		Rosemead, CA, School District, 4.75% TRANs, 7/5/2001	2,532,833
2,300,000		Roseville, CA, Joint Union High School District, 4.50% TRANs, 10/1/2001	2,310,181
16,000,000	[2]	Sacramento, CA, Municipal Utility District, MERLOTS, Series 2000 A10, 3.85% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	16,000,000
5,000,000		Sacramento, CA, Series 1985B, Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
2,600,000	[2]	Sacramento County, CA, Sanitation District, MERLOTS, Series 2000 SSS, 4.10% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF), Optional Tender 8/1/2001	2,600,000
1,430,000		San Bernardino County, CA, Certificates of Participation, Series B, 6.75% Bonds (United States Treasury PRF), 8/1/2001	1,486,297
1,140,000		San Bernardino County, CA, Certificates of Participation, Series B, 7.00% Bonds (United States Treasury PRF), 8/1/2001	1,186,946
8,210,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.70% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 1/12/2001	8,210,000
4,000,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.75% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 12/14/2000	4,000,000
975,000		San Francisco, CA, City & County Airport Commission, Floater Certificates, Series 1998-31, Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	975,000
2,810,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,810,000
16,500,000		San Francisco, CA, Redevelopment Finance Agency, Series B1, Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
7,175,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., Series 1997T, Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Caisse des Depots et Consignations, Paris LIQ)	7,175,000
4,000,000		San Luis, CA, Coastal Unified School District, 4.80% BANs, 7/2/2001	4,014,046
3,000,000		Southern California Metropolitan Water District, CA, Series B, 3.95% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	3,000,000
10,000,000		Southern California Metropolitan Water District, CA, Series B, 4.00% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	10,000,000
5,100,000		Southern California Metropolitan Water District, CA, MERLOTS, Series 1999O, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,100,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, Series 116, Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
3,990,000		Sunnyvale, CA, Elementary School District, 4.75% TRANs, 7/5/2001	4,002,891
1,000,000		Upland, CA, Community Redevelopment Agency, Series 1999A, Weekly VRDNs (Northwoods 168)/(FNMA LOC)	1,000,000
2,000,000		Yucaipa-Calimesa, CA, Joint Unified School District, 5.00% TRANs, 6/29/2001	2,009,454

		TOTAL	627,892,529

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Guam--0.3%
$2,020,000		Guam, Government of, Infrastructure Improvement, Series A, 4.75% Bonds (AMBAC INS), 11/1/2000	$2,020,000

		Puerto Rico--6.6%
4,718,412		Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	4,718,412
4,150,000		Commonwealth of Puerto Rico, UT GO Public Improvement, Series B, 5.50% Bonds (AMBAC INS), 7/1/2001	4,190,045
4,995,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, Series 1998-86, Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	4,995,000
6,987,000		Puerto Rico Government Development Bank, 3.95% CP, Mandatory Tender 1/25/2001	6,987,000
10,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 12/18/2000	10,000,000
1,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 1/31/2001	1,000,000
4,000,000		Puerto Rico Highway and Transportation Authority, MERLOTS, Series 2000-FFF, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,000,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, Series 1993A, 3.80% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2000	9,115,000

		TOTAL	45,005,457

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$674,917,986

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2000, these securities amounted to $57,561,378 which represents 8.5% of net assets.

3 Also, represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($678,753,192) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$674,917,986
Cash		342,386
Income receivable		5,474,758
Receivable for shares sold		55,278

TOTAL ASSETS		680,790,408

Liabilities:
Payable for shares redeemed	$1,302,420
Income distribution payable	584,829
Accrued expenses	149,967

TOTAL LIABILITIES		2,037,216

Net assets for 678,753,192 shares outstanding		$678,753,192

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$575,277,661 ÷ 575,277,661 shares outstanding		$1.00

Institutional Shares:
$103,475,531 ÷ 103,475,531 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000

Investment Income:
Interest			$24,475,336

Expenses:
Investment adviser fee		$3,286,723
Administrative personnel and services fee		495,035
Custodian fees		37,159
Transfer and dividend disbursing agent fees and expenses		148,501
Directors'/Trustees' fees		4,467
Auditing fees		11,264
Legal fees		15,411
Portfolio accounting fees		112,860
Shareholder services fee--Institutional Service Shares		1,421,529
Shareholder services fee--Institutional Shares		221,834
Share registration costs		31,979
Printing and postage		24,329
Insurance premiums		33,300
Miscellaneous		3,241

TOTAL EXPENSES		5,847,632

Waivers:
Waiver of investment adviser fee	$(2,531,984)
Waiver of shareholder services fee--Institutional Shares	(221,834)

TOTAL WAIVERS		(2,753,818)

Net expenses			3,093,814

Net investment income			$21,381,522

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,381,522	$13,514,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(18,302,919)	(11,666,323)
Institutional Shares	(3,078,603)	(1,848,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,381,522)	(13,514,666)

Share Transactions:
Proceeds from sale of shares	2,964,294,653	2,051,500,217
Net asset value of shares issued to shareholders in payment of distributions declared	13,619,891	8,375,448
Cost of shares redeemed	(2,856,345,296)	(1,907,468,103)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

Change in net assets	121,569,248	152,407,562

Net Assets:
Beginning of period	557,183,944	404,776,382

End of period	$678,753,192	$557,183,944

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Effective February 1, 2000, California Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. Effective December 18, 2000, the Fund will commence offering Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000	1999
Institutional Shares:
Shares sold	344,113,834	338,179,396
Shares issued to shareholders in payment of distributions declared	191,189	38,331
Shares redeemed	(315,199,938)	(305,421,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,105,085	32,796,251

Year Ended October 31	2000	1999
Institutional Service Shares:
Shares sold	2,620,180,819	1,713,320,821
Shares issued to shareholders in payment of distributions declared	13,428,702	8,337,117
Shares redeemed	(2,541,145,358)	(1,602,046,627)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	92,464,163	119,611,311

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $963,070,588 and $1,108,280,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2000, 51.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.0% of total investments.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the California Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Municipal Cash Trust of the Money Market Obligations Trust at October 31, 2000, the results of its operations for the year then ended, changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 5, 2000


A Statement of Additional Information (SAI) dated December 18, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N351


G00329-01-SS (12/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS


December 18, 2000


INSTITUTIONAL SHARES


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of short-term, high-quality California tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4


What are the Principal Securities in Which the Fund Invests? 4


What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6


How is the Fund Sold? 7


How to Purchase Shares 7


How to Redeem Shares 9



Account and Share Information 11



Who Manages the Fund? 12



Financial Information 12



Report of Ernst & Young LLP, Independent Auditors 27

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in short-term, high-quality California tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]


Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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

The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.63%.



Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.90% (quarter ended June 30, 1997). Its lowest quarterly return was 0.68% (quarter ended March 31, 1999).

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Average Annual Total Return Table


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.


Calendar Period	Fund
1 Year	3.03%
Start of Performance[1]	3.28%


1 The Fund's Institutional Shares start of performance date was March 4, 1996.



The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.08%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.



Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and the shareholder service provider waived certain amounts during the fiscal year ended October 31, 2000. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waivers of Fund Expenses	0.64%
Total Actual Annual Fund Operating Expenses (after waivers)	0.25%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended October 31, 2000.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$91

3 Years	$284

5 Years	$493

10 Years	$1,096

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

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Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS

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Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990s (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed; and
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  signatures of all shareholders exactly as registered.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 27.

Year Ended October 31	2000	1999	1	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.03		0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)		(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[3]	3.54%	2.97%		3.31%	3.44%	2.24%

Ratios to Average Net Assets:

Expenses	0.25%	0.25%		0.25%	0.21%	0.20%[4]

Net investment income	3.47%	2.93%		3.25%	3.45%	3.33%[4]

Expense waiver/reimbursement[5]	0.64%	0.66%		0.67%	0.74%	0.90%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$103,476	$74,370		$41,574	$41,956	$20,089

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		California--92.5%
$8,900,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,900,000
9,010,000		ABAG Finance Authority for Non-Profit Corporations, Series 1998, Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	9,010,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 1999, Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 2000, Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	10,000,000
3,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10, Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1998-17, Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
24,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-7, Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	24,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-8, 3.75% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 11/1/2000	4,356,000
2,600,000		California Educational Facilities Authority, Floater Certificates, Series 1998-147, Weekly VRDNs (University of Southern California)/(Morgan Stanley, Dean Witter & Co. LIQ)	2,600,000
8,780,000		California HFA, Variable Rate Certificates, Series 1998E, Weekly VRDNs (Bank of America, N.A. LIQ)	8,780,000
4,655,000		California State, CDC Municipal Products, Inc., Series 1996L, Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations, Paris LIQ)	4,655,000
25,000,000		California State, GO Tax Exempt Notes, 3.80% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 12/12/2000	25,000,000
10,000,000		California State, GO Tax Exempt Notes, 3.90% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/9/2000	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		California State, GO Tax Exempt Notes, 3.95% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/10/2000	$20,000,000
9,645,000	[2]	California State, PT-1194, 3.85% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 10/25/2001	9,645,000
7,725,000		California State, Trust Receipts, Series 2000 FR/RI-A10 Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, Series 2000 FR/RI-A17, 3.80% TOBs (FGIC INS)/(Bank of New York, New York LIQ), Optional Tender 12/6/2000	18,000,000
12,640,000		California State, Trust Receipts, Series 2000 FR/RI-L14, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	12,640,000
6,320,000		California State, Trust Receipts, Series 2000 FR/RI-L15 Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,320,000
2,700,000		California State Public Works Board, Variable Rate Certificates, Series 2000B, Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, Series 1999E, Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
4,015,000		California Statewide Communities Development Authority, Series 2000, Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,015,000
1,780,000		California Statewide Communities Development Authority, Series 2000A, Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Banque Nationale de Paris LOC)	1,780,000
2,500,000		California Statewide Communities Development Authority, Series A, Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,500,000
12,729,000		Clipper Tax-Exempt Trust (California Non-AMT), Series A, Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	12,729,000
6,000,000		Compton, CA, Solid Waste Management Facilities, Series 2000, Weekly VRDNs (Union Bank of California LOC)	6,000,000
23,900,000		East Bay Municipal Utility District, CA, 4.15% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 11/9/2000	23,900,000
12,315,000		Encinitas, CA, Community Facilities District, Series 2000 FR/RI A5, Weekly VRDNs (Encinitas Ranch Public Improvements)/ (Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	12,315,000
4,500,000		Grand Terrace, CA, Community Redevelopment Agency, Series 1985A, Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	4,500,000
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, Series 1998-CMC2, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	10,000,000
11,000,000		Los Angeles County, CA, Series A, 5.00% TRANs, 6/29/2001	11,074,829
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$15,000,000		Los Angeles, CA, Department of Water & Power, Series 2000 B, Weekly VRDNs	$15,000,000
2,500,000		Los Angeles, CA, Department of Water & Power, Series 2000 E, Weekly VRDNs	2,500,000
1,875,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 2nd Issue, 9.00% Bonds, 6/1/2001	1,928,540
6,500,000		Los Angeles, CA, Unified School District, 2000-2001 TRANS, Trust Receipts, Series 2000 FR/RI-L13, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,500,000
15,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/8/2000	15,000,000
3,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/18/2000	3,000,000
12,500,000		Los Angeles, CA, Wastewater System, Revenue Bonds, Series 1991-D, 6.70% Bonds (United States Treasury PRF), 12/1/2000	12,777,794
11,000,000		Los Angeles, CA, TRANs, Trust Receipts, Series 2000 FR/RI-N8, Weekly VRDNs (Bank of New York LIQ)	11,000,000
3,000,000		Los Altos, CA, Union High School District, 5.00% TRANs, 7/5/2001	3,013,564
2,475,000		Milpitas, CA, Unified School District, 4.75% TRANs, 7/5/2001	2,482,678
17,200,000		Monterey Peninsula, CA, Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	17,200,000
6,440,000		Northern California Power Agency, Trust Receipts, Series 1999 SSP-35, Weekly VRDNs (MBIA INS)/(Chase Manhattan Bank N.A., New York LIQ)	6,440,000
3,300,000		Oakland, CA, MERLOTS, Series 2000M, Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,300,000
6,000,000		Oceanside, CA, Community Development Commission, Series 1985, Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, Issue 1998I, Weekly VRDNs (Oasis Martinique)/(FNMA LOC)	11,900,000
13,600,000		Orange County, CA IDA, Series 1991A, Weekly VRDNs (Casden Lakes LP)/(Federal Home Loan Mortgage Corp. LOC)	13,600,000
9,000,000		Orange County, CA IDA, Series 1999B, Weekly VRDNs (Riverbend Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
43,795,002		PBCC LeaseTOPS Trust (California Non-AMT), Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	43,795,002
6,960,378	[2]	PBCC LeaseTOPS Trust (California Non-AMT), Series 1999-1, 4.25% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 1/24/2001	6,960,378
6,375,000		Peninsula Corridor Joint Powers Board, CA, 4.40% GANs, 7/25/2001	6,383,898
4,000,000		Placer, CA, Union High School District, 4.50% TRANs, 10/1/2001	4,017,706
2,500,000		Ravenswood, CA, City School District, 4.90% TRANs, 7/5/2001	2,510,492
10,000,000		Regents of University of California, Series A, 3.60% CP, Mandatory Tender 11/21/2000	10,000,000
2,000,000		Regents of University of California, Series A, 3.75% CP, Mandatory Tender 12/13/2000	2,000,000
3,455,000		Riverside, CA, Municipal Securities Trust Receipts, Series 1998-CMC5, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	3,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$11,150,000		Riverside County, CA, School Financing Authority, Trust Receipts, Series 2000 FR/RI-N9, Weekly VRDNs (Bank of New York LIQ)	$11,150,000
2,525,000		Rosemead, CA, School District, 4.75% TRANs, 7/5/2001	2,532,833
2,300,000		Roseville, CA, Joint Union High School District, 4.50% TRANs, 10/1/2001	2,310,181
16,000,000	[2]	Sacramento, CA, Municipal Utility District, MERLOTS, Series 2000 A10, 3.85% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	16,000,000
5,000,000		Sacramento, CA, Series 1985B, Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
2,600,000	[2]	Sacramento County, CA, Sanitation District, MERLOTS, Series 2000 SSS, 4.10% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF), Optional Tender 8/1/2001	2,600,000
1,430,000		San Bernardino County, CA, Certificates of Participation, Series B, 6.75% Bonds (United States Treasury PRF), 8/1/2001	1,486,297
1,140,000		San Bernardino County, CA, Certificates of Participation, Series B, 7.00% Bonds (United States Treasury PRF), 8/1/2001	1,186,946
8,210,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.70% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 1/12/2001	8,210,000
4,000,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.75% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 12/14/2000	4,000,000
975,000		San Francisco, CA, City & County Airport Commission, Floater Certificates, Series 1998-31, Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	975,000
2,810,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,810,000
16,500,000		San Francisco, CA, Redevelopment Finance Agency, Series B1, Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
7,175,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., Series 1997T, Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Caisse des Depots et Consignations, Paris LIQ)	7,175,000
4,000,000		San Luis, CA, Coastal Unified School District, 4.80% BANs, 7/2/2001	4,014,046
3,000,000		Southern California Metropolitan Water District, CA, Series B, 3.95% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	3,000,000
10,000,000		Southern California Metropolitan Water District, CA, Series B, 4.00% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	10,000,000
5,100,000		Southern California Metropolitan Water District, CA, MERLOTS, Series 1999O, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,100,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, Series 116, Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
3,990,000		Sunnyvale, CA, Elementary School District, 4.75% TRANs, 7/5/2001	4,002,891
1,000,000		Upland, CA, Community Redevelopment Agency, Series 1999A, Weekly VRDNs (Northwoods 168)/(FNMA LOC)	1,000,000
2,000,000		Yucaipa-Calimesa, CA, Joint Unified School District, 5.00% TRANs, 6/29/2001	2,009,454

		TOTAL	627,892,529

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Guam--0.3%
$2,020,000		Guam, Government of, Infrastructure Improvement, Series A, 4.75% Bonds (AMBAC INS), 11/1/2000	$2,020,000

		Puerto Rico--6.6%
4,718,412		Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	4,718,412
4,150,000		Commonwealth of Puerto Rico, UT GO Public Improvement, Series B, 5.50% Bonds (AMBAC INS), 7/1/2001	4,190,045
4,995,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, Series 1998-86, Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	4,995,000
6,987,000		Puerto Rico Government Development Bank, 3.95% CP, Mandatory Tender 1/25/2001	6,987,000
10,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 12/18/2000	10,000,000
1,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 1/31/2001	1,000,000
4,000,000		Puerto Rico Highway and Transportation Authority, MERLOTS, Series 2000-FFF, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,000,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, Series 1993A, 3.80% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2000	9,115,000

		TOTAL	45,005,457

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$674,917,986

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2000, these securities amounted to $57,561,378, which represents 8.5% of net assets.

3 Also, represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($678,753,192) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$674,917,986
Cash		342,386
Income receivable		5,474,758
Receivable for shares sold		55,278

TOTAL ASSETS		680,790,408

Liabilities:
Payable for shares redeemed	$1,302,420
Income distribution payable	584,829
Accrued expenses	149,967

TOTAL LIABILITIES		2,037,216

Net assets for 678,753,192 shares outstanding		$678,753,192

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$575,277,661 ÷ 575,277,661 shares outstanding		$1.00

Institutional Shares:
$103,475,531 ÷ 103,475,531 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000

Investment Income:
Interest			$24,475,336

Expenses:
Investment adviser fee		$3,286,723
Administrative personnel and services fee		495,035
Custodian fees		37,159
Transfer and dividend disbursing agent fees and expenses		148,501
Directors'/Trustees' fees		4,467
Auditing fees		11,264
Legal fees		15,411
Portfolio accounting fees		112,860
Shareholder services fee--Institutional Service Shares		1,421,529
Shareholder services fee--Institutional Shares		221,834
Share registration costs		31,979
Printing and postage		24,329
Insurance premiums		33,300
Miscellaneous		3,241

TOTAL EXPENSES		5,847,632

Waivers:
Waiver of investment adviser fee	$(2,531,984)
Waiver of shareholder services fee--Institutional Shares	(221,834)

TOTAL WAIVERS		(2,753,818)

Net expenses			3,093,814

Net investment income			$21,381,522

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,381,522	$13,514,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(18,302,919)	(11,666,323)
Institutional Shares	(3,078,603)	(1,848,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,381,522)	(13,514,666)

Share Transactions:
Proceeds from sale of shares	2,964,294,653	2,051,500,217
Net asset value of shares issued to shareholders in payment of distributions declared	13,619,891	8,375,448
Cost of shares redeemed	(2,856,345,296)	(1,907,468,103)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

Change in net assets	121,569,248	152,407,562

Net Assets:
Beginning of period	557,183,944	404,776,382

End of period	$678,753,192	$557,183,944

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Effective February 1, 2000, California Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. Effective December 18, 2000, the Fund will commence offering Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000	1999
Institutional Shares:
Shares sold	344,113,834	338,179,396
Shares issued to shareholders in payment of distributions declared	191,189	38,331
Shares redeemed	(315,199,938)	(305,421,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,105,085	32,796,251

Year Ended October 31	2000	1999
Institutional Service Shares:
Shares sold	2,620,180,819	1,713,320,821
Shares issued to shareholders in payment of distributions declared	13,428,702	8,337,117
Shares redeemed	(2,541,145,358)	(1,602,046,627)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	92,464,163	119,611,311

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $963,070,588 and $1,108,280,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2000, 51.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.0% of total investments.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the California Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Municipal Cash Trust of the Money Market Obligations Trust at October 31, 2000, the results of its operations, changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 5, 2000


A Statement of Additional Information (SAI) dated December 18, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N369


G00300-01-IS (12/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

           MONEY MARKET OBLIGATIONS TRUST - CALIFORNIA MUNICIPAL CASH TRUST

                        APPENDIX - BAR CHART DESCRIPTIONS

CASH II SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of California Municipal Cash Trust, Institutional Service
Shares as of the calendar year-end for each of ten years. The total returns for
Institutional Service Shares are disclosed here because Cash II Shares have only been offered since December 18, 2000.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.31%, 3.92%, 2.47%, 1.94%, 2.35%,
3.41%, 3.17%, 3.21%, 2.97% and 2.77%.

INSTITUTIONAL SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of California Municipal Cash Trust, Institutional Shares as
of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods for the last three calendar years of the Fund's Institutional Shares, beginning with the earliest year. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1997 through
1999. The percentages noted are: 3.47%, 3.23% and 3.03%.

INSTITUTIONAL SERVICE SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of California Municipal Cash Trust, Institutional Service
Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.31%, 3.92%, 2.47%, 1.94%, 2.35%,
3.41%, 3.17%, 3.21%, 2.97% and 2.77%.